Capital Lease Obligations and Restricted Cash - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
Commitment, 2015	$ 7,790
Commitment, 2016	7,673
Commitment, 2017	30,953
Commitment, 2018	$ 27,296